Prepayment and other current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment and other current assets

5. Prepayment and other current assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2024	2023
Prepayments and other receivable	$1,785,635	$1,686,014
Deposits	21,299,964	17,631,175
Total	$23,085,599	$19,317,189

Prepayments as of December 31, 2024 principally represent advance payments to various suppliers and service providers for goods and services to be provided subsequently. Deposits of $17,549,000 were placed with suppliers to secure credit lines for the purchase of marine fuels.